Stock-Based Compensation - Additional Information (Detail) - USD ($)	1 Months Ended			12 Months Ended
	Feb. 29, 2016	Mar. 31, 2015	May 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of stock options, granted				0	0	0
Tax benefits realized related to RSUs and RSAs				$ 0	$ 0	$ 0
Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of options, exercised				0
Total intrinsic value of stock options exercised					300,000	900,000
Fair value of shares vested				$ 1,000,000	$ 3,000,000	$ 4,000,000
Performance Shares [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock issued	1,553,134	1,774,770
Weighted-average vesting period	1 year 9 months 18 days	1 year 9 months 18 days
2014 McDermott International, Inc. Long-Term Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Additional shares approved for issuance			6,600,000
2009 McDermott International, Inc. Long-Term Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares authorized for issuance				9,000,000
Options to purchase shares, maximum expiration term				7 years